Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right of use assets

	Land and		Other
	buildings	Vehicles	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2021	96	120	2	218
Exchange differences	(2)	(1)	—	(3)
Additions	33	56	2	91
Disposals	(1)	(1)	—	(2)
Acquisition of companies and businesses[1]	5	3	—	8
Depreciation charge	(37)	(39)	(2)	(78)
Reclassification to property, plant and equipment[2]	—	(6)	—	(6)
At 31 December 2021	94	132	2	228

At 1 January 2022	94	132	2	228
Exchange differences	—	3	—	3
Additions	69	69	—	138
Acquisition of companies and businesses[1]	79	120	—	199
Impairment charge[3]	(17)	—	—	(17)
Depreciation charge	(43)	(45)	(1)	(89)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2022	182	271	1	454
1.	Includes current-year acquisitions of £200m (2021: £2m) as well as adjustments to prior-year acquisitions within the measurement period.
2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).
3.	Impairment relates to closure of surplus property in the US. The recoverable amount of the impaired ROU assets is £25m based on value-in-use calculation and a 6% discount rate.

Schedule of lease liabilities

	2022	2021
	£m	£m
At 1 January	217	215
Exchange differences	(1)	(4)
Lease payments	(114)	(94)
Interest	10	6
Additions	140	89
Acquisition of companies and businesses	215	5
At 31 December	467	217
Analysed as follows:
Non-current	332	139
Current	135	78
Total	467	217

Schedule of lease liabilities analysed by currency

	2022	2021
	£m	£m
Pound sterling	34	33
Euro	61	57
US dollar	314	89
Other currencies	58	38
At 31 December	467	217

Schedule of maturities of lease liabilities

	2022	2021
	£m	£m
Less than one year	144	80
Between one and five years	277	138
More than five years	82	13
Future minimum payments	503	231
Effect of discounting	(36)	(14)
Carrying value	467	217

Schedule of other lease cost

	2022	2021
	£m	£m
Expenses relating to short-term leases	13	12
Expenses relating to leases of low-value assets	8	6
Expenses relating to variable lease payments	—	1
At 31 December	21	19